OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER NON-CURRENT ASSETS

	As of December 31,
	2023	2024
	HK$	HK$

Deposit for admission fee	50,000	50,000
Deposit for compensation fund	93,124	93,124
Deposit for fidelity fund	50,000	50,000
Deposit for guarantee fund	50,000	50,000
Deposit for stamp duty	5,000	5,000
Deposit for leased asset	-	631,260
	248,124	879,384

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER NON-CURRENT ASSETS

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Deposit for admission fee	50,000	50,000
Deposit for compensation fund	93,124	93,124
Deposit for fidelity fund	50,000	50,000
Deposit for guarantee fund	50,000	50,000
Deposit for stamp duty	5,000	5,000
Deposit for leased asset	631,260	631,260
	879,384	879,384